Cover	Feb. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41275
Entity Registrant Name	BRC Inc.
Entity Central Index Key	0001891101
Entity Tax Identification Number	87-3277812
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1144 S. 500 W
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	801
Local Phone Number	874-1189
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	BRCC
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BRCC WS
Security Exchange Name	NYSE